PROPERTY PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
Schedule of Plant and Equipment
	As of
	March 31,	December 31,	December 31,
	2023	2022	2021

Air conditioner	$1,124	$1,124	$1,124
Computer and software	2,516	2,516	1,814
Equipment	60,525	60,525	43,010
Furniture and fittings	87,122	87,122	86,961
Lab equipment	320,102	320,102	284,822
Land and buildings	1,506,969	1,506,969	1,506,969
Motor vehicle	137,914	137,914	137,914
Office equipment	38,213	38,213	37,700
Renovation	107,414	107,414	107,414
Signboard	806	704	704
	2,262,705	2,262,603	2,208,432
(Less): Accumulated depreciation	(611,214)	(590,317)	(525,631)
Add: Foreign translation differences	(169,724)	(133,982)	(48,383)
Property, plant and equipment, net	$1,481,767	$1,538,304	$1,634,418

	As of
	December 31, 2022	December 31, 2021

Air conditioner	$1,124	$1,124
Computer and software	2,516	1,814
Equipment	60,525	43,010
Furniture and fittings	87,122	86,961
Lab equipment	320,102	284,822
Land and buildings	1,506,969	1,506,969
Motor vehicle	137,914	137,914
Office equipment	38,213	37,700
Renovation	107,414	107,414
Signboard	704	704
	2,262,603	2,208,432
(Less): Accumulated depreciation	(616,913)	(525,631)
Add: Foreign translation differences	(133,982)	(48,383)
Property, plant and equipment, net	$1,511,708	$1,634,418